Fair Value Measurement	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurement

NOTE 15—FAIR VALUE MEASUREMENT

U.S. generally accepted accounting principles establish a hierarchal disclosure framework associated with the level of observable pricing utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows: Level 1: Quoted prices for identical assets in active markets that are identifiable on the measurement date; Level 2: Significant other observable inputs, such as quoted prices for similar assets, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data; Level 3: Significant unobservable inputs that reflect the Company’s own view about the assumptions that market participants would use in pricing an asset.

Securities: The fair values of securities available for sale are determined by matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). At December 31, 2012, management used significant unobservable inputs to determine the fair value of one security (Level 3 inputs). These inputs include appraised values of the underlying collateral and estimated costs to sell the collateral. The value of the collateral has been discounted to represent the value in a distressed sale situation.

Equity securities: The Company’s equity securities are not actively traded in an open market. The fair values of these equity securities available for sale are determined by using market data inputs for similar securities that are observable. (Level 2 inputs).

Impaired loans: The fair values of impaired loans are determined using the fair values of collateral for collateral dependent loans, or discounted cash flows. The Company uses independent appraisals, discounted cash flow models and other available data to estimate the fair value of collateral (Level 3 inputs).

Other real estate owned: The fair value of other real estate owned is determined using the fair value of collateral. The Company uses appraisals and other available data to estimate the fair value of collateral (Level 3 inputs). The appraised values are discounted to represent an estimated value in a distressed sale. Additionally, estimated costs to sell the property are used to further adjust the value.

Assets measured at fair value are summarized below.

	Fair Value Measurements at December 31, 2013 Using:
	(Level 1)	(Level 2)	(Level 3)
Assets:
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$51,560	$—
Obligations of states and political subdivisions	—	80,625	—
Mortgage-backed securities in government sponsored entities	—	66,979	—
Equity securities in financial institutions	—	449	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$15,548
Other Real Estate Owned	—	—	173

	Fair Value Measurements at December 31, 2012 Using:
	(Level 1)	(Level 2)	(Level 3)
Assets:
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$54,286	$—
Obligations of states and political subdivisions	—	79,338	468
Mortgage-backed securities in government sponsored entities	—	69,435	—
Equity securities in financial institutions	—	434	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$22,084
Other Real Estate Owned	—	—	471

The following tables presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2013 and 2012.

Quantitative Information about Level 3 Fair Value Measurements
December 31, 2013	Fair Value	Valuation Technique	Unobservable Input	Range
Impaired loans	$15,548	Appraisal of collateral	Appraisal adjustments	10% - 30%
			Liquidation expense	0% - 10%
			Holding period	0 - 30 months
		Discounted cash flows	Discount rates	2% - 8.5%
Other real estate owned	$173	Appraisal of collateral	Appraisal adjustments	10% - 30%
			Liquidation expense	0% - 10%

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012	Fair Value	Valuation Technique	Unobservable Input	Range
Investments	$468	Appraisal of collateral	Appraisal adjustments	20% - 30%
			Liquidation expense	8% - 12%
Impaired loans	$22,084	Appraisal of collateral	Appraisal adjustments	10% - 30%
			Liquidation expense	0% - 10%
			Holding period	0 -30 months
		Discounted cash flows	Discount rates	2% - 8.5%
Other real estate owned	$471	Appraisal of collateral	Appraisal adjustments	10% - 30%
			Liquidation expense	0% - 10%

The following table presents the changes in the Level 3 fair value category for the fiscal periods ended December 31, 2013 and 2012. The Company classifies financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to the unobservable inputs, the valuation models for Level 3 financial instruments typically also rely on a number of inputs that are readily observable, either directly or indirectly.

Securities available for sale

	2013	2012
Beginning balance January 1,	$468	$517
Principal payments	(468)	(49)

Ending balance December 31,	$—	$468

The carrying amount and fair value of financial instruments were as follows.

December 31, 2013	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$33,883	$33,883	$33,883	$—	$—
Securities available for sale	199,613	199,613	—	199,613	—
Other securities	15,424	15,424	15,424	—	—
Loans, available for sale	438	438	438	—	—
Loans, net of allowance for loan losses	844,713	861,252	—	—	861,252
Bank owned life insurance	19,145	19,145	19,145	—	—
Accrued interest receivable	3,881	3,881	3,881	—	—
Financial Liabilities:
Nonmaturing deposits	706,126	706,126	706,126	—	—
Time deposits	236,349	237,837	—	—	237,837
Federal Home Loan Bank advances	37,726	38,767	—	—	38,767
Securities sold under agreement to repurchase	20,053	20,053	20,053	—	—
Subordinated debentures	29,427	20,605	—	—	20,605
Accrued interest payable	156	156	156	—	—

December 31, 2012	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$46,131	$46,131	$46,131	$—	$—
Securities available for sale	203,961	203,961	—	203,493	468
Other securities	15,567	15,567	15,567	—	—
Loans, available for sale	1,873	1,873	1,873	—	—
Loans, net of allowance for loan losses	795,811	812,950	—	—	812,950
Bank owned life insurance	18,590	18,590	18,590	—	—
Accrued interest receivable	3,709	3,709	3,709	—	—
Financial Liabilities:
Nonmaturing deposits	662,387	662,387	662,387	—	—
Time deposits	264,002	265,974	—	—	265,974
Federal Home Loan Bank advances	40,261	41,658	—	—	41,658
Securities sold under agreement to repurchase	23,219	23,219	23,219	—	—
Subordinated debentures	29,427	26,855	—	—	26,855
Accrued interest payable	185	185	185	—	—

The estimated fair value approximates carrying amount for all items except those described below. Estimated fair value for securities is based on quoted market values for the individual securities or for equivalent securities. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the cash flow analysis or underlying collateral values. Fair value of debt is based on current rates for similar financing. The fair value of off-balance-sheet items is based on the current fees or cost that would be charged to enter into or terminate such arrangements and are considered nominal.

For certain homogeneous categories of loans, such as some residential mortgages, credit card receivables, and other consumer loans, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.